Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Multiple Voting Shares	Subordinate Voting Shares.	Exchangeable Voting Shares	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series B	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series C	Additional Paid-In Capital Redeemable Noncontrolling Interest, Preferred Series D	Additional Paid-In Capital	Accumulated Deficit	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series B	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series C	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable Noncontrolling Interest, Preferred Series D	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series B	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series C	Non-Controlling Interest Redeemable Noncontrolling Interest, Preferred Series D	Non-Controlling Interest	Redeemable noncontrolling interest, Preferred Series B Redeemable noncontrolling interest, Preferred Series B	Redeemable noncontrolling interest, Preferred Series B	Redeemable noncontrolling interest, Preferred Series C Redeemable noncontrolling interest, Preferred Series C	Redeemable noncontrolling interest, Preferred Series C	Redeemable Noncontrolling Interest, Preferred Series D Redeemable Noncontrolling Interest, Preferred Series D	Redeemable Noncontrolling Interest, Preferred Series D	Redeemable noncontrolling interest, Preferred Series B	Redeemable noncontrolling interest, Preferred Series C	Redeemable Noncontrolling Interest, Preferred Series D	Total
Balance at Dec. 31, 2021												$ 182,134,690
Balance at Dec. 31, 2021																		$ 0		$ 0
Balance at Dec. 31, 2021																$ (197,774)
Balance at Dec. 31, 2021							$ 241,896,900	$ (59,762,210)																		$ 181,936,916
Balance (in shares) at Dec. 31, 2021	4,754,979	38,563,405	18,256,784
Increase (Decrease) in Stockholders' Equity
Net Loss Attributable to the Company								(32,903,021)				(32,903,021)				(61,675)										(32,903,021)
Net Loss																										(32,964,696)
Loss attributable to a non-controlling interest																										61,675
Share-Based Compensation from Options							12,755,681					12,755,681														$ 12,755,681
Share-Based Compensation from Options (in shares)																										227,116
Issuance for Business Acquisition							25,266,796					25,266,796														$ 25,266,796
Issuance for business acquisition (in shares)		8,417,325
Fair Value of Incentive Shares Issued in a Business Acquisition							188,122					188,122														188,122
Reclassification of Series A Preferred Shares to Non-Controlling Interests							(29,487,835)					(29,487,835)				29,487,835
Redemption of Series A Preferred Shares																(772,718)										(772,718)
Issuance of Preferred Shares and Warrants				$ 7,790,939	$ 966,208				$ 7,790,939	$ 966,208							$ 19,467,011		$ 3,733,792				$ 27,257,950	$ 4,700,000
Exchange of Series A Preferred Shares and Warrants For Series B Shares and Preferred Warrants																(17,082,976)		17,082,976
Adjustment of Preferred Shares to Redemption Value													$ (13,449,142)	$ (966,208)			$ 13,449,142		966,208
Issuance for Payment of Interest on Convertible Debentures																										$ 868,763
Issuance for Payment of Interest on Convertible Debentures (in Shares)																										347,108
Shares Issued for Exercise of Options							303,694					303,694														$ 303,694
Shares Issued for Exercise of Options (in shares)		227,116
Shares Issued for Exercise of Restricted Stock Units (in shares)		2,162,265																								2,162,265
Contributions							888,727					888,727				4,616,273										$ 5,505,000
Fair Value of Warrants Issued in Connection with Debt							89,250					89,250														89,250
Issuance for Working Capital Adjustment			246,402
Issuance for Conversion of Convertible Debt							868,763					868,763														$ 868,763
Issuance for Conversion of Convertible Debt (in shares)		347,108
Issuance for Conversion of Exchangeable Shares		5,936,636	(5,936,636)																							5,936,636
Distributions to Preferred Shareholders																(5,835,131)		1,775,064		59,925						$ (4,000,142)
Balance at Dec. 31, 2022							261,527,245	(92,665,231)				168,862,014														168,862,014
Balance at Dec. 31, 2022							261,527,245	(92,665,231)																		221,134,616
Balance at Dec. 31, 2022																(4,261,516)										(4,261,516)
Balance at Dec. 31, 2022																		51,774,193		4,759,925
Balance (in shares) at Dec. 31, 2022	4,754,979	55,653,855	12,566,550
Increase (Decrease) in Stockholders' Equity
Net Loss Attributable to the Company								(98,269,418)				(98,269,418)														(98,269,418)
Net Loss																										(98,060,979)
Loss attributable to a non-controlling interest																208,439										(208,439)
Issuance of Preferred Shares and Warrants					$ 84,174	$ 5,709,193				$ 84,174	$ 5,709,193								215,826		$ 9,290,807			$ 300,000	$ 15,000,000
Adjustment of Preferred Shares to Redemption Value														$ (84,174)	$ (5,709,193)				$ 84,174		$ 5,709,193					5,793,367
Issuance for Payment of Interest on Convertible Debentures		$ 271,063					1,291,629					1,291,629														1,291,629
Shares Issued for Exercise of Restricted Stock Units (in shares)		1,149,163
Dividends - Preferred Shareholders																(12,649,121)		5,770,962		548,168						(6,329,991)
Share-Based Compensation from Options and RSU's							7,636,791					7,636,791														7,636,791
Issuance for Shares Payable - Plus Business Acquisition							4,446,000					4,446,000														4,446,000
Issuance for Shares Payable - Plus Business Acquisition (in shares)		1,300,006
Issuance for Conversion of Exchangeable Shares		3,612,599	(3,612,599)
Distributions to Non-Controlling Interest Holders																(182,151)										(182,151)
Balance at Dec. 31, 2023							$ 280,695,032	$ (190,934,649)				$ 89,760,383														89,760,383
Balance at Dec. 31, 2023																										145,235,915
Balance at Dec. 31, 2023																$ (22,677,716)										$ (22,677,716)
Balance at Dec. 31, 2023																		$ 57,545,155		$ 5,608,093		$ 15,000,000
Balance (in shares) at Dec. 31, 2023	4,754,979	61,986,686	8,953,951